Provision for expected credit losses - Impact of overlays on the provision for ECL on loans and credit commitments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Provisions for expected credit losses
Individually assessed provisions	$ 539	$ 536
Overlays	238	179
Total provision for ECL on loans and credit commitments	4,978	5,084
Loans and credit commitments
Provisions for expected credit losses
Modelled provision for ECL on loans and credit commitments	4,201	4,369
Overlays	238	179
Parent Entity
Provisions for expected credit losses
Individually assessed provisions	459	437
Overlays	248	197
Total provision for ECL on loans and credit commitments	4,398	4,402
Parent Entity | Loans and credit commitments
Provisions for expected credit losses
Modelled provision for ECL on loans and credit commitments	3,691	3,768
Overlays	$ 248	$ 197